Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 10,534	¥ 11,997
Total derivative liabilities	10,895	11,714
Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,445	7,718
Total derivative liabilities	5,652	7,361
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	4,803	3,910
Total derivative liabilities	4,908	4,027
Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	151	231
Total derivative liabilities	277	237
Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	22	27
Total derivative liabilities	22	27
Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	103	94
Total derivative liabilities	101	109
Other
Derivatives, Fair Value [Line Items]
Total derivative assets	10	17
Total derivative liabilities	(65)	(47)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	10,532	11,997
Total derivative liabilities	10,894	11,709
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,445	7,718
Total derivative liabilities	5,652	7,361
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	4,801	3,910
Total derivative liabilities	4,907	4,022
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	151	231
Total derivative liabilities	277	237
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	22	27
Total derivative liabilities	22	27
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	103	94
Total derivative liabilities	101	109
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	10	17
Total derivative liabilities	(65)	(47)
Designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	2	0
Total derivative liabilities	1	5
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	2	0
Total derivative liabilities	1	5
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	¥ 0	¥ 0